Property and Equipment (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2016	Mar. 31, 2015	Jun. 30, 2015	Jun. 30, 2014
Property, Plant and Equipment [Line Items]
Property and Equipment, gross	$ 3,917		$ 3,917		$ 3,937	$ 3,774
Accumulated Depreciation and Amortization	(2,088)		(2,088)		(1,603)	(1,258)
Property and Equipment, net	1,829		1,829		2,334	2,516
Depreciation and amortization	124	$ 75	403	$ 233	656	567
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Property and Equipment, gross	2,710		2,710		2,886	2,454
Furniture and Fixtures
Property, Plant and Equipment [Line Items]
Property and Equipment, gross	588		588		588	593
Computer Equipment
Property, Plant and Equipment [Line Items]
Property and Equipment, gross	456		456		458	715
Software
Property, Plant and Equipment [Line Items]
Property and Equipment, gross	$ 163		$ 163		$ 5	$ 12